Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Amount due from (to) as of June 30, 2023 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Long-term investment	€-	€-	€2,550	€2,550
Short-term investment	-	-	20,830	20,830
Trade receivables	-	-	56,455	56,455
Total	€-	€-	€79,835	€79,835

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Long-term loan	€-	€(3,420,000)	€-	€(3,420,000)
Short-term loan	-	(380,262)	-	(380,262)
Credits pending collection	-	(1,123)	-	(1,123)
Total	€-	€(3,801,385)	€-	€(3,801,385)

All the amount due to and from related parties are unsecured, non-interest bearing and due on demand, except for the loan agreement from Umbrella Solar of €3,800,000. This loan was formalized and signed on June 30 for a period of 5 years, with a market interest rate of 6.25% per year, payable bi-annually.

Amount due from (to) as of December 31, 2022 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€21,693	€21,693
Long-term investment	-	-	2,550	2,550
Trade receivable	264	-	115,757	116,021
Total	€264	€-	€140,000	€140,264

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€(85)	€(85)
Trade payable to related party	-	(237,200)	-	(237,200)
Total	€-	€(237,200)	€(85)	€(237,285)

Amount due to and from related parties are unsecured, non-interest bearing and due on demand.

Transactions with related parties during the six months ended June 30, 2023 and 2022 were summarized as follows:

Six Months Ended June 30, 2023

	Senior	Other group
	partner	companies	Total
Sales	€-	€184,362	€184,362
Services received	508,590	-	508,590
	€508,590	€184,362	€692,952

Six Months Ended June 30, 2022

	Senior	Other group
	partner	companies	Total
Sales	€-	€544,786	€544,786
Services received	142,433	-	142,433
Purchases	-	30,696	30,696
	€142,433	€575,482	€717,915

Our related party transactions during the fiscal year ended December 31, 2021, include sales of products or services made to or purchases of products or services from affiliated group companies that are under common control and to associates of such group companies. These transactions include income accrued from the commercial activities of our company. The purchases relate to merchandise that we sell in its normal course of commercial operations.

Umbrella Solar Investment, as the holding company of the group, assumes all structural costs such as those related to the human resources, licenses, legal, tax, labor, marketing, and other generic structural costs. A margin of 13% is applied to these costs and the resulting amount is distributed to the four most significant companies in the group based on their estimated revenue in the monthly management fees.

During the six months ended June 30, 2023 and 2022, the Company incurred management fees to Umbrella Solar Investment, S.A, of € 508,590 and € 142,433, respectively.

No compensation has been paid to the executives under Crocodile Investment SLU. The company expects to continue with the same allocation structure in the future.